Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class D)
Account Value	$ 14,775	$ 14,775	$ 14,775	$ 12,265	$ 11,793	$ 13,067	$ 16,693	$ 13,787	$ 10,817	$ 13,877	$ 9,991	$ 9,980	$ 10,000
Average Annual Return, Percent	20.46%	1.39%	3.98%
C000009553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected International Fund (Class S)
Account Value	$ 14,308	$ 14,308	$ 14,308	11,904	11,475	12,753	16,337	13,527	10,638	13,686	9,902	9,930	10,000
Average Annual Return, Percent	20.19%	1.13%	3.64%
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Account Value	$ 15,985	$ 15,985	$ 15,985	$ 15,148	$ 13,101	$ 15,597	$ 14,465	$ 13,073	$ 10,759	$ 12,539	$ 9,859	$ 9,434	$ 10,000
Average Annual Return, Percent	5.53%	4.10%	4.80%